UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Charlemagne Capital Limited

Address:   St. Mary's Court, 20 Hill Street,
           Douglas, Isle of Man, IM1 1EU British Isles


Form 13F File Number: 028-11574


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jane Bates
Title:  Managing Director
Phone:  +44 1624 640200

Signature,  Place,  and  Date  of  Signing:

/s/ Jane Bates                     British Isles                      2/2/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:  $      182,270
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1.    028-11145             Charlemagne Capital (IOM) Limited
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
COMPANHIA DE BEBIDAS DAS AME SPON ADR PFD     20441W203      883    28,458 SH       DEFINED    1           28,458      0    0
AMERICAN MOVIL SAB DE CV     SPON ADR L SHS   02364W105    7,044   122,830 SH       DEFINED    1          122,830      0    0
BANCO BRADESCO S A           SPON ADR PFD NEW 059460303    1,095    53,936 SH       DEFINED    1           53,936      0    0
CREDICORP LTD                COM              G2519Y108    1,171     9,856 SH       DEFINED    1            9,856      0    0
CTC MEDIA INC                COM              12642X106    5,606   239,252 SH       SOLE       NONE       239,252      0    0
CTC MEDIA INC                COM              12642X106    1,364    58,238 SH       DEFINED    1           58,238      0    0
ENERSIS SA                   SPON ADR         29274F104    1,577    67,919 SH       DEFINED    1           67,919      0    0
FOMENTO ECONOMICO MEXICANO S SPON ADR UNITS   344419106    2,760    49,396 SH       DEFINED    1           49,396      0    0
GAFISA S A                   SPON ADR         362607301      429    29,549 SH       DEFINED    1           29,549      0    0
GERDAU S A                   SPON ADR         373737105    2,017   144,042 SH       DEFINED    1          144,042      0    0
GREAT BASIN GOLD LTD         COM              390124105      546   184,881 SH       DEFINED    1          184,881      0    0
GRUPO TELEVISA SA DE CV      SP ADR REP ORD   40049J206    2,492    96,151 SH       DEFINED    1           96,151      0    0
ITAU UNIBANCO HLDG SA        SP ADR REP PFD   465562106   43,232 1,801,716 SH       DEFINED    1        1,801,716      0    0
MECHEL OAO                   SPON ADR         583840103    2,139    73,150 SH       DEFINED    1           73,150      0    0
MECHEL OAO                   SPON ADR         583840103    7,663   262,081 SH       SOLE       NONE       262,081      0    0
MECHEL OAO                   SPON ADR PFD     583840509    4,546   474,524 SH       SOLE       NONE       474,524      0    0
MECHEL OAO                   SPON ADR PFD     583840509    2,778   289,998 SH       DEFINED    1          289,998      0    0
PETROLEO BRASILEIRO SA PETRO SPON ADR NONVTG  71654V101   11,414   334,244 SH       DEFINED    1          334,244      0    0
PETROLEO BRASILEIRO SA PETRO SPON ADR         71654V408    3,283    86,811 SH       DEFINED    1           86,811      0    0
PETROCHINA CO LTD            SPON ADR         71646E100    4,545    34,561 SH       DEFINED    1           34,561      0    0
BANCO SANTANDER BRASIL S A   ADS REP 1 UNIT   05967A107      769    56,600 SH       DEFINED    1           56,600      0    0
BANCO SANTANDER CHILE NEW    SP ADR REP COM   05965X109    1,313    14,033 SH       DEFINED    1           14,033      0    0
COMPANHIA SIDERURGICA NACION SPON ADR         20440W105      789    47,349 SH       DEFINED    1           47,349      0    0
SK TELECOM LTD               SPON ADR         78440P108    8,384   450,380 SH       DEFINED    1          450,380      0    0
VALE S A                     ADR REPSTG PFD   91912E204   64,431 2,130,301 SH       DEFINED    1        2,130,301      0    0


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